Share Based Payments - Schedule of Share Option Plan (Details) pure in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Tiziana Life Sciences PLC Share Option Plan [Member]
Schedule of Share Option Plan [Line Items]
Weighted Average exercise price, Outstanding beginning	$ 62	$ 59	$ 90
Options, Outstanding beginning	6,621	6,724	22,234
Weighted Average exercise price, Granted
Options, Granted
Weighted Average exercise price, Forfeited/Cancelled	$ (77)	$ (44)	$ (92)
Options, Forfeited/Cancelled	(2,105)	(103)	(15,510)
Weighted Average exercise price, Exercised
Options, Exercised
Weighted Average exercise price, Outstanding ending	$ 69	$ 62	$ 59
Options, Outstanding ending	4,516	6,621	6,724
Weighted Average exercise price, Exercisable	$ 74	$ 60	$ 58
Options, Exercisable	1,257	2,829	2,732
Tiziana Life Sciences Ltd Share Option Plan [Member]
Schedule of Share Option Plan [Line Items]
Weighted Average exercise price, Outstanding beginning	$ 73	$ 69
Options, Outstanding beginning	4,268	2,575
Weighted Average exercise price, Granted	$ 72	$ 61	$ 69
Options, Granted	2,260	1,753	2,575
Weighted Average exercise price, Forfeited/Cancelled	$ (68)	$ (57)
Options, Forfeited/Cancelled	(1,103)	(60)
Weighted Average exercise price, Exercised	$ (61)
Options, Exercised	(123)
Weighted Average exercise price, Outstanding ending	$ 69	$ 73	$ 69
Options, Outstanding ending	5,302	4,268	2,575
Weighted Average exercise price, Exercisable	$ 68
Options, Exercisable	2,315